Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended				12 Months Ended
	Jun. 30, 2014		Jun. 30, 2013		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues	$ 118,619	[1]	$ 52,658	[1]	$ 137,143	$ 82,299	$ 60,611
Costs and expenses:
Sales and marketing	32,285	[1]	16,164	[1]	37,347	26,892	17,198
Operations and support	29,841	[1]	11,975	[1]	34,173	18,165	13,961
Technology (exclusive of amortization)	11,413	[1]	5,344	[1]	15,357	10,172	5,651
General and administrative	16,944	[1]	8,712	[1]	21,907	12,249	9,777
Depreciation and amortization	11,130	[1]	3,673	[1]	13,470	6,089	4,033
Total costs and expenses	101,613	[1]	45,868	[1]	122,254	73,567	50,620
Income before income tax	17,006	[1]	6,790	[1]	14,889	8,732	9,991
Provision (benefit) for income taxes	9,961	[1]	3,711	[1]	8,142	813	(5,220)
Net income	7,045	[1]	3,079	[1]	6,747	7,919	15,211
Preferred stock tax distributions	(320)	[1]	(648)	[1]	(1,073)	(402)	(334)
Net income attributable to common stockholders	6,725	[1]	2,431	[1]	5,674	7,517	14,877
Net income per share attributable to common stockholders:
Basic	$ 0.10	[1]	$ 0.08	[1]	$ 0.14	$ 0.24	$ 0.48
Diluted	$ 0.09	[1]	$ 0.07	[1]	$ 0.12	$ 0.19	$ 0.36
Weighted average shares used to compute net income per share attributable to common stockholders:
Basic	66,626	[1]	31,368	[1]	40,681	31,320	31,320
Diluted	79,854	[1]	43,356	[1]	56,645	42,666	42,505
Pro Forma
Costs and expenses:
Net income			2,431		5,674
Preferred stock tax distributions			648		1,073
Net income attributable to common stockholders			$ 3,079		$ 6,747
Net income per share attributable to common stockholders:
Basic			$ 0.06	[1]	$ 0.12
Diluted			$ 0.07	[1]	$ 0.12
Weighted average shares used to compute net income per share attributable to common stockholders:
Basic			42,554	[1]	55,071
Diluted			43,356	[1]	56,645

[1]	Unaudited